Personnel expenses - Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares	Dec. 31, 2023 shares
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	3,423,001	2,593,065	1,530,661
Weighted average remaining contractual life of outstanding PSUs and RSUs		1 year 4 months 24 days
Number of instruments outstanding (in shares)	3,423,001	2,593,065	1,812,766
Exercise price, range one
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding PSUs and RSUs (in CHF per share) | SFr / shares	SFr 0.1	SFr 0.1
Number of PSUs and RSUs outstanding (in shares)	3,423,001
Weighted average remaining contractual life of outstanding PSUs and RSUs	1 year 3 months 18 days